Quarterly Results Of Operations (Unaudited) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Sep. 26, 2012	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 758,725	$ 758,408	$ 704,395	$ 683,924	$ 730,068	$ 742,759	$ 689,764	$ 683,507	$ 2,905,452	$ 2,846,098	$ 2,820,722
Income before provision for income taxes	35,178	80,815	57,713	42,582	61,823	72,814	55,226	40,452	216,288	230,315	208,809
Net income	$ 28,820	$ 56,263	$ 39,744	$ 29,212	$ 46,367	$ 51,951	$ 37,177	$ 27,864	$ 154,039	$ 163,359	$ 151,232
Basic net income per share (in dollars per share)	$ 0.44	$ 0.85	$ 0.59	$ 0.44	$ 0.67	$ 0.73	$ 0.51	$ 0.38	$ 2.33	$ 2.28	$ 1.93
Diluted net income per share (in dollars per share)	$ 0.43	$ 0.82	$ 0.58	$ 0.42	$ 0.64	$ 0.71	$ 0.50	$ 0.36	$ 2.26	$ 2.20	$ 1.87
Basic weighted average shares outstanding (in shares)	65,009	66,479	66,811	66,693	69,607	71,067	72,560	73,903	66,251	71,788	78,559
Diluted weighted average shares outstanding (in shares)	66,824	68,342	68,628	68,802	71,999	73,341	74,720	76,558	68,152	74,158	80,664